United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 08/31/2018

Item 1.	Schedule of Investments

Federated Global Allocation Fund
Portfolio of Investments
August 31, 2018 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—66.5%
		Consumer Discretionary—9.6%
5,949	[1]	AMC Networks, Inc.	$373,657
533		Aaron's, Inc.	26,501
1,113		Abercrombie & Fitch Co., Class A	24,119
3,599		Adidas AG	898,345
8,800		Aisin Seiki Co.	406,500
2,214	[1]	Amazon.com, Inc.	4,456,140
1,241		American Eagle Outfitters, Inc.	32,216
616	[1]	American Public Education, Inc.	21,406
67,000		Anta Sports Products Ltd.	365,247
4,200		Asics Corp.	62,647
2,460		BBX Capital Corp.	18,278
433		BJ's Restaurants, Inc.	32,778
8,468		Bayerische Motoren Werke AG	819,458
2,241		Bloomin' Brands, Inc.	43,251
691	[1]	Boot Barn Holdings, Inc.	20,682
3,625	[1]	Bright Horizons Family Solutions, Inc.	432,934
716	[1]	CROCs, Inc.	14,793
1,345		Caleres, Inc.	54,446
4,181		Callaway Golf Co.	95,369
35		Canadian Tire Corp. Ltd.	4,379
934		Carter's, Inc.	98,939
43	[1]	Cavco Industries, Inc.	10,552
477	[1]	Charter Communications, Inc.	148,061
1,723		Choice Hotels International, Inc.	134,480
33,892		Comcast Corp., Class A	1,253,665
32,969		Compass Group PLC	709,002
2,451		Continental Ag	449,662
325		Cooper Tire & Rubber Co.	9,376
2,167		D. R. Horton, Inc.	96,453
1,463		Dana, Inc.	28,631
376	[1]	Dave & Buster's Entertainment, Inc.	21,872
182	[1]	Deckers Outdoor Corp.	22,175
3,733	[1]	Denny's Corp.	56,256
244		Dine Brands Global, Inc.	20,354
18,021		Dollarama, Inc.	681,484
11,483		Extended Stay America, Inc.	231,727
600		Fast Retailing Co. Ltd.	279,300
3,218		Faurecia	197,286
6,260		Ferrari NV	819,951
28,074	[1]	Fiat Chrysler Automobiles NV	475,317
49,963		Ford Motor Co.	473,649
18,039		Gentex Corp.	421,752
837	[1]	Gray Television, Inc.	14,606
2,315	[1]	Groupon, Inc.	9,885

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
31,000		Haier Electronics Group Co., Ltd.	$80,677
28,500		Hakuhodo DY Holdings, Inc.	480,356
110,183		Harvey Norman Holdings Ltd.	285,117
8,514		Hennes & Mauritz AB, Class B	114,798
18,150	[1]	Hilton Grand Vacations, Inc.	592,779
10,496		Hilton Worldwide Holdings, Inc.	814,700
8,985		Home Depot, Inc.	1,803,918
184		Hooker Furniture Corp.	7,737
1,677		Hotel Shilla Co.	162,585
13,600		Iida Group Holdings Co. Ltd.	250,897
23,767		Industria de Diseno Textil SA	718,566
14,133		InterContinental Hotels Group	871,810
1,500		Isuzu Motors Ltd.	21,626
617		Jack in the Box, Inc.	55,925
128		Johnson Outdoors, Inc., Class A	12,964
61,820		Jollibee Foods Corp.	333,063
1,608		KB Home	39,959
638		Kering	346,775
3,600		Koito Manufacturing Co. Ltd.	222,248
550		LCI Industries	51,122
102	[1]	LGI Homes, Inc.	5,875
3,216		LVMH Moet Hennessy Louis Vuitton SE	1,127,568
1,822		La-Z-Boy, Inc.	60,581
408	[1]	Lands' End, Inc.	10,486
694		Las Vegas Sand Corp.	45,401
2,262	[1]	Laureate Education, Inc.	36,124
9,329		Linamar Corp.	410,190
315	[1]	Loral Space & Communications Ltd.	13,970
5,769		Lowe's Cos., Inc.	627,379
2,026		MGM Resorts Intl.	58,734
205	[1]	MSG Networks, Inc.	4,981
11,104		Magna International, Inc.	601,233
758		Marine Products Corp.	14,887
688		Marriott International, Inc., Class A Shares	87,011
19,400		Mazda Motor Corp.	224,679
2,166		Michelin, Class B	256,436
32,100		Mitsubishi Motors Corp.	228,437
2,338	[1]	Mohawk Industries, Inc.	447,937
124	[1]	Monarch Casino & Resort, Inc.	5,834
6,519		Moncler S.p.A	295,001
370		Movado Group, Inc.	15,762
18,038		Mr. Price Group Ltd.	276,411
117	[1]	NVR, Inc.	312,209
5,400		Namco Bandai Holdings, Inc.	209,210
1,128		Naspers Ltd., Class N	250,412
96	[1]	National Vision Holdings, Inc.	4,248
3,273	[1]	NetFlix, Inc.	1,203,417
2,899		New York Times Co., Class A	67,547
46,052		News Corp.	626,307

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
629		Nexstar Media Group, Inc.	$51,578
5,867		Next PLC	418,868
1,287	[1]	Ollie's Bargain Outlet Holdings, Inc.	112,098
10,404		PSA Peugeot Citroen	286,445
1,125		PVH Corp.	161,055
50,100		Panasonic Corp.	597,440
2,512	[1]	Party City Holdco, Inc.	38,559
9,250		Penske Automotive Group, Inc.	486,827
3,862		Persimmon PLC	121,954
1,054	[1]	Pinnacle Entertainment, Inc.	36,089
2,535	[1]	Qurate Retail, Inc.	52,703
259	[1]	RH	41,181
1,109	[1]	Rent-A-Center, Inc.	16,347
734		Ross Stores, Inc.	70,303
700		Ryohin Keikaku Co. Ltd.	207,807
26,695		SKY PLC	533,601
30,400		Sands China Ltd.	148,598
25	[1]	Scientific Games Corp.	757
6,500		Sega Sammy Holdings, Inc.	104,713
7,300		Sekisui Chemical Co. Ltd.	126,794
4,900		Sekisui House Ltd.	79,921
3,300		Shimamura Co. Ltd.	304,479
477	[1]	Shutterfly, Inc.	37,053
147,700		Singapore Press Holdings Ltd.	301,383
34		Skyline Champion Corp.	983
10,312		Sodexo SA	1,074,456
1,321		Sonic Corp.	47,371
8,700		Start Today Co. Ltd.	299,585
7,400		Subaru Corp.	219,671
11,846		TUI AG-DI	218,772
443		Tailored Brands, Inc.	10,428
41,516		Taylor Woodrow PLC	90,097
476		Tenneco, Inc.	20,368
153	[1]	TopBuild Corp. - W/I	9,529
16,500		Toyoda Gosei Co. Ltd.	410,344
1,328		Twenty-First Century Fox, Inc. - Class B	59,627
28,305		Vivendi SA	734,541
340		Volkswagen AG	54,701
3,350		Walt Disney Co.	375,267
283	[1]	Weight Watchers International, Inc.	21,197
2,621		Whirlpool Corp.	327,573
360		World Wrestling Entertainment, Inc.	31,468
33,800		Yamada Denki Co. Ltd.	167,420
400		Yamaha Motor Co	10,125
27,500		Yue Yuen Industrial Holdings Ltd.	76,320
587	[1]	Zumiez, Inc.	18,285
		TOTAL	38,278,151
		Consumer Staples—4.1%
7,500		AEON Co. Ltd.	162,312

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
2,377		Alimentation Couche-Tard, Inc., Class B	$113,805
3,580		Altria Group, Inc.	209,502
3,063		Archer-Daniels-Midland Co.	154,375
13,799		BIM Birlesik Magazalar AS	153,239
3,930		Bunge Ltd.	255,371
686		Cal-Maine Foods, Inc.	33,923
539		Calavo Growers, Inc.	57,053
2,200		Calbee, Inc.	69,994
4,024		Church and Dwight, Inc.	227,678
13,732	[1]	Coca-Cola HBC AG	469,962
1,556		Constellation Brands, Inc., Class A	323,959
5,554		Dean Foods Co.	42,321
30,719		Diageo PLC	1,073,868
344	[1]	Edgewell Personal Care Co.	19,426
4,961		Energizer Holdings, Inc.	315,470
148		Estee Lauder Cos., Inc., Class A	20,738
3,778		Fomento Economico Mexicano, SA de C.V.	36,188
6,334		George Weston Ltd.	493,324
1,088		HRG Group, Inc.	94,493
6,448	[1]	Herbalife Nutrition Ltd.	364,892
94		Ingredion, Inc.	9,501
5,600		Kikkoman Corp.	280,412
24,423		Koninklijke Ahold Delhaize NV	594,522
1,146		Kraft Heinz Co./The	66,777
2,856		L'Oreal SA	685,469
14,400		Lion Corp	302,667
5,608		Marine Harvest ASA	121,147
3,500		Meiji Holdings Co. Ltd.	232,352
8,832		Metro, Inc.	276,533
10,899	[1]	Monster Beverage Corp.	663,640
5,000		NH Foods Ltd.	182,403
4,048		Nestle SA	339,617
11,927		ORKLA ASA	98,143
32,400		PT Gudang Garam Tbk	160,605
1,183		PepsiCo, Inc.	132,508
1,605	[1]	Performance Food Group Co.	53,126
11,853		Pinnacle Foods, Inc.	787,276
24,000		President Chain Store Corp.	261,738
8,829		Procter & Gamble Co.	732,366
16		Sanfilippo (John B. & Sons), Inc.	1,169
13,052		Saputo, Inc.	399,661
5,400		Sundrug Co., Ltd.	193,286
2,440		Swedish Match AB	130,458
9,385		Sysco Corp.	702,186
24,912		Tesco PLC	79,664
29,459		The Coca-Cola Co.	1,312,988
64,000		Tingyi (Cayman Isln) Hldg Co.	114,309
1,000		Tsuruha Holdings, Inc.	113,988
10,534		Tyson Foods, Inc., Class A	661,641

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
3,108	[1]	US Foods Holding Corp.	$101,290
237	[1]	USANA Health Sciences, Inc.	31,272
131,000		Uni-President Enterprises Corp.	330,717
314		Universal Corp.	18,777
379		Vector Group Ltd.	5,886
100		WD 40 Co.	17,745
143,111		Wal-Mart de Mexico SAB de CV	396,256
229		Walgreens Boots Alliance, Inc.	15,700
8,933		Walmart, Inc.	856,317
104		Weis Markets, Inc.	4,845
24,100		Yamazaki Baking Co. Ltd.	468,514
		TOTAL	16,629,364
		Energy—3.8%
1,110		Andeavor	169,597
156		Arch Coal, Inc. - A	13,833
118,920		BP PLC	846,459
37	[1]	Bonanza Creek Energy, Inc.	1,147
42	[1]	CONSOL Energy, Inc.	1,802
1,905		CVR Energy, Inc.	72,485
911	[1]	Cactus, Inc.	31,138
6,969		Chevron Corp.	825,548
490,000		China Petroleum and Chemical Corp. (Sinopec)	492,691
4,679	[1]	Clean Energy Fuels Corp.	12,867
8,024		ConocoPhillips	589,202
1,775		Delek US Holdings, Inc.	96,738
5,127	[1]	EP Energy Corp.	8,972
4,296		Equinor ASA	110,445
375	[1]	Exterran Corp.	10,271
12,077		Exxon Mobil Corp.	968,213
9,737		Halliburton Co.	388,409
14,800		Idemitsu Kosan Co. Ltd.	745,403
100,150		JXTG Holdings, Inc.	702,443
1,595	[1]	Keane Group, Inc.	19,587
899		Liberty Oilfield Services, Inc. -A	17,656
664		Mammoth Energy Services, Inc.	18,247
12,507		Marathon Petroleum Corp.	1,029,201
5,136		Neste Oyj	446,292
389		OMV AG	20,610
14,256		PBF Energy, Inc.	740,172
200		PTT Exploration and Production Public Co.	871
189,500		PTT Public Co. Ltd.	304,142
148	[1]	Par Petroleum Corp.	3,006
642		Peabody Energy Corp.	26,521
292	[1]	Penn Virginia Corp.	25,970
41,118		Petroleo Brasileiro SA	222,898
12,080		Phillips 66	1,431,601
1,770	[1]	Propetro Holding Corp.	26,939
320	[1]	Renewable Energy Group, Inc.	8,624
24,521		Royal Dutch Shell PLC, Class B	810,499

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
268	[1]	Seacor Holdings, Inc.	$13,789
33,200		Showa Shell Sekiyu KK	668,582
37,410		Tatneft	433,078
17,317		Tenaris SA	290,447
2,784	[1]	Tetra Technologies, Inc.	12,779
20,095		Total SA	1,258,000
1,147		Tupras Turkiye Petrol Rafinerileri A.S.	20,593
10,106		Valero Energy Corp.	1,191,295
2,592	[1]	W&T Offshore, Inc.	17,548
2,977		World Fuel Services Corp.	83,445
		TOTAL	15,230,055
		Financials—12.7%
19,455		ABN AMRO Group NV- GDR	527,326
10,594		AGEAS	547,515
89,937		AMP Ltd.	215,864
5,289		Admiral Group PLC	142,754
16,950		Aflac, Inc.	783,768
496		Ag Mortgage Investment Trust, Inc.	9,325
850,000		Agricultural Bank of China	411,022
5,123		Allianz SE	1,092,560
7,394		Allstate Corp.	743,615
1,013		American Equity Investment Life Holding Co.	37,572
3,564		Assured Guaranty Ltd.	145,197
28,640		Australia & New Zealand Banking Group, Melbourne	607,081
54,155		BB Seguridade Participacoes SA	325,480
40,316		BS Financial Group, Inc.	302,058
6,709		Baloise Holding AG	1,030,211
132		BancFirst Corp.	8,422
36,471		Banco Santander Brasil SA	309,812
679,436		Banco Santander Chile SA	51,604
1,496	[1]	Bancorp, Inc., DE	15,005
1,862		BancorpSouth Bank	64,798
3,544		Bank Hapoalim Ltd.	26,568
69,315		Bank Leumi Le-Israel	465,681
82,724		Bank of America Corp.	2,558,653
189,000		Bank of Communications Ltd.	136,412
5,484		Bank of Montreal	449,520
8,672		Bank of Nova Scotia	501,913
31,945		Bank of Queensland	263,871
35,661		Bendigo Bank	297,129
2,898	[1]	Berkshire Hathaway, Inc., Class B	604,871
1,709		BlackRock, Inc.	818,714
731		Brightsphere Investment Group PLC	9,276
3,109		CNO Financial Group, Inc.	67,185
21,549		CNP Assurances	497,464
376		Cadence BanCorporation	10,622
5,916		Canadian Imperial Bank of Commerce	554,427
1,530		Cathay Bancorp, Inc.	64,719
827		Chemical Financial Corp.	47,238

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
568,000		China CITIC Bank	$354,160
768,000		China Construction Bank Corp.	679,147
105,800		China Insurance International Holdings Co., Ltd.	336,132
107,000		China Merchants Bank Co., Ltd.	409,585
52,432	[1]	Commerzbank AG	495,819
4,600		Concordia Financial Group Ltd.	22,019
503		ConnectOne Bancorp, Inc.	12,399
22,563		Corp Mapfre Sa	66,474
516		Cullen Frost Bankers, Inc.	57,219
134	[1]	Customers Bancorp, Inc.	3,310
8,809		Danske Bank	259,340
4,563		Deutsche Boerse AG	630,758
9,085		DnB ASA	184,941
15,633	[1]	E*Trade Financial Corp.	920,158
557,162		E.Sun Financial Holding Company Ltd.	409,382
897	[1]	Eagle Bancorp, Inc.	48,303
13,858		East West Bancorp, Inc.	878,459
1,006	[1]	Enova International, Inc.	33,399
484		Enterprise Financial Services Corp.	27,249
2,028		Erste Group Bank AG	80,779
1,291	[1]	Essent Group Ltd.	55,978
5,679		Exor NV	369,428
855	[1]	FCB Financial Holdings, Inc.	44,289
140		Federal Agricultural Mortgage Association, Class C	10,790
4,560	[1]	First BanCorp	39,900
686		First Bancorp, Inc.	28,620
148		First Commmonwealth Financial Corp.	2,479
1,281		First Financial Bancorp	40,223
683		First Interstate BancSystem, Inc., Class A	31,725
518		First Mid-Illinois Bancshares, Inc.	21,285
67,627		FirstRand Ltd.	325,785
16,307		Franklin Resources, Inc.	517,584
6,095	[1]	Genworth Financial, Inc., Class A	28,342
11,921		Gjensidige Forsikring ASA	199,424
3,135		Goldman Sachs Group, Inc.	745,534
1,206		Great-West Lifeco, Inc.	29,425
1,576		Green Bancorp, Inc.	37,824
269	[1]	Green Dot Corp.	23,045
62,144		Grupo Financiero Banorte S.A. de C.V.	423,862
708		Guaranty Bancorp	22,125
22,454		HSBC Holdings PLC	194,951
295		Hamilton Lane, Inc.	14,390
970		Hancock Whitney Corp.	50,003
6,000		Hang Seng Bank Ltd.	162,488
24,060		Hargreaves Lansdown PLC	687,183
1,356		Heritage Commerce Corp.	21,479
223	[1]	Hometrust Bancshares, Inc.	6,422
74,500		Hong Leong Bank Berhad	372,735
896		Hope Bancorp, Inc.	15,689

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
624		Houlihan Lokey, Inc.	$29,347
10,483		Hyundai Marine & Fire Insurance Co.	350,245
49,147		ING Groep N.V.	667,710
443		Iberiabank Corp.	38,386
453		Independent Bank Corp.- Michigan	11,302
78,000		Industrial & Commercial Bank of China	57,367
5,554		Industrial Alliance Insurance & Financial Services, Inc.	230,246
25,109		Industrial Bank of Korea	336,095
659		International Bancshares Corp.	30,874
3,504		Invesco Mortgage Capital, Inc.	56,870
4,981		Investors Bancorp, Inc., New	63,757
5,313		JPMorgan Chase & Co.	608,764
2,046		KBC Groupe	145,486
323		Kemper Corp.	26,276
68,225		Korea Life Insurance Co., Ltd.	296,825
686		LegacyTexas Financial Group, Inc.	31,741
92,177		Legal & General Group PLC	304,335
262,224		Lloyds Banking Group PLC	201,759
4,624		London Stock Exchange Group PLC	277,402
59,602		MFA Financial, Inc.	456,551
5,541	[1]	MGIC Investment Corp.	70,482
5,124		MSCI Inc., Class A	923,652
2,218		MTGE Investment Corp.	43,473
64,037		Medibank Private Ltd.	139,950
19,287		MetLife, Inc.	885,080
2,656		Morgan Stanley	129,692
17,391		National Australia Bank Ltd., Melbourne	354,846
6,646		National Bank of Canada, Montreal	332,606
34,379		Navient Corp.	468,930
9,800		Nomura Holdings, Inc.	44,949
41,818		Nordea Bank AB	452,578
1,731		OTP Bank RT	63,747
1,301	[1]	On Deck Capital, Inc.	10,694
4,600		Oversea-Chinese Banking Corp. Ltd.	37,905
77		PJT Partners, Inc.	4,460
7,184		PNC Financial Services Group	1,031,191
261,100		PT Bank Central Asia	439,697
358		Pargesa Holding Porteur	29,056
1,446		Partners Group Holding AG	1,134,305
1,667		Pennymac Mortgage Investment Trust	33,307
786,000		People's Insurance Co. (Group) of China Ltd.	339,936
43,500		Ping An Insurance (Group) Co. of China Ltd.	419,577
511,000		Postal Savings Bank of China Co., Ltd.	301,102
13,215		Power Corp. of Canada	296,198
207		Powszechna Kasa Oszczednosci Bank Polski SA	2,359
261		Preferred Bank Los Angeles, CA	15,976
741		Primerica, Inc.	90,587
619		ProAssurance Corp.	29,929
14,700		Public Bank Berhad	89,817

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
656		RBB Bancorp	$18,794
56,975		RMB Holdings Ltd.	326,670
40,173		RSA Insurance Group PLC	329,311
3,741		Radian Group, Inc.	76,055
278		Raiffeisen Bank International AG	7,906
259		Republic Bancorp, Inc.	12,590
33,100		Resona Holdings, Inc.	187,294
15,503		Royal Bank of Canada, Montreal	1,231,449
4,558		Schroders PLC	181,991
17,870		Schwab (Charles) Corp.	907,617
12,718		Scor Regroupe	515,524
538	[1]	Seacoast Banking Corp. of Florida	17,012
893,000		Shin Kong Financial Holdings Co. Ltd.	353,192
681		Signature Bank	78,819
44,855		Skand Enskilda BKN, Class A	479,298
2,251		Societe Generale, Paris	92,168
28,757		Standard Bank Group Ltd.	364,403
8,178		Swiss Re AG	734,640
9,006		TRYG A/S	221,306
608,730		Taiwan Cooperative Financial Holding Co.Ltd	361,665
558		The Bank of NT Butterfield & Son Ltd.	29,485
5,006		The Travelers Cos, Inc.	658,790
69,330		Three I Group	806,972
16,043		Toronto-Dominion Bank	966,883
1,068	[1]	Triumph Bancorp, Inc.	45,337
2,559		Trustco Bank Corp.	23,671
862		Trustmark Corp.	30,584
470	[1]	Turpanion, Inc.	17,949
2,434		United Community Financial Corp.	25,192
483		United Financial Bancorp, Inc.	8,583
4,164		United Mizrahi Bank Ltd.	75,113
34,600		United Overseas Bank Ltd.	683,266
9,482	[1]	WMIH Corp.	14,318
353		Walker & Dunlop, Inc.	19,238
1,100		Washington Federal, Inc.	37,510
35,038		Wells Fargo & Co.	2,049,022
7,731	[1]	Western Alliance Bancorp	445,692
34,393		Westpac Banking Corp. Ltd.	705,920
2,240		ZAIS Financial Corp.	38,416
		TOTAL	50,794,355
		Health Care—6.4%
95	[1]	Addus Homecare Corp.	6,166
10,633	[1]	Aduro Biotech, Inc.	78,684
1,600		Aetna, Inc.	320,432
7,786	[1]	Akebia Therapeutics, Inc.	63,923
19,500		Alfresa Holdings Corp.	488,781
825	[1]	Amedisys, Inc.	103,133
1,583		AmerisourceBergen Corp.	142,423
1,085	[1]	Amneal Pharmaceuticals, Inc.	25,064

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
285	[1]	Amphastar Pharmaceuticals, Inc.	$5,409
2,358		Anthem, Inc.	624,233
2,385	[1]	Apellis Pharmaceuticals, Inc.	46,174
4,056	[1]	Arcus Biosciences, Inc.	58,406
2,238	[1]	ArQule, Inc.	14,838
1,186	[1]	Array BioPharma, Inc.	18,466
4,208	[1]	Athenex, Inc.	69,137
25	[1]	Audentes Therapeutics, Inc.	910
1,143	[1]	Avanos Medical, Inc.	82,410
13,618		Baxter International, Inc.	1,012,771
4,863	[1]	Bio Rad Laboratories, Inc., Class A	1,581,934
137	[1]	BioTelemetry, Inc.	8,467
15,879		Bristol-Myers Squibb Co.	961,473
16,150		Bruker Corp.	574,617
8,291		CVS Health Corp.	623,815
4,773		Cardinal Health, Inc.	249,103
384	[1]	Cardiovascular Systems, Inc.	14,796
15,112	[1]	Celgene Corp.	1,427,328
1,710	[1]	Celltrion, Inc.	414,769
80,000		China Pharmaceutical Enterprise and Investment Corp. Ltd.	202,282
955		Cigna Corp.	179,865
1,539	[1]	Coherus Biosciences, Inc.	31,011
196	[1]	Collegium Pharmaceutical, Inc.	3,352
278		Coloplast, Class B	29,747
979	[1]	Corcept Therapeutics, Inc.	14,705
1,121	[1]	Corvel Corp.	66,643
281	[1]	Cutera, Inc.	9,554
4,785	[1]	Davita, Inc.	331,553
1,694	[1]	Diplomat Pharmacy, Inc.	34,998
1,200	[1]	Dyax Corp., CVR	4,800
1,129	[1]	Emergent Biosolutions, Inc.	69,998
104		Ensign Group, Inc.	4,063
762	[1]	Evolus, Inc.	19,500
5,613	[1]	Exelixis, Inc.	105,468
10,024	[1]	Express Scripts Holding Co.	882,312
5,251		Fresenius SE & Co KGaA	400,969
1,415	[1]	Genomic Health, Inc.	86,556
40,000	[1]	Genscript Biotech Corp.	86,291
4,869		HCA Healthcare, Inc.	652,982
490	[1]	HMS Holdings Corp.	15,705
1,077	[1]	Haemonetics Corp.	120,236
1,139	[1]	Halozyme Therapeutics, Inc.	20,969
5,000		Hoya Corp.	292,532
2,876		Humana, Inc.	958,456
4,277	[1]	Incyte Genomics, Inc.	316,113
125	[1]	Inogen, Inc.	33,114
2,550		Johnson & Johnson	343,459
48	[1]	Kura Oncology, Inc.	984
676	[1]	LHC Group, Inc.	66,877

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
9,378		Lilly (Eli) & Co.	$990,786
2,564		Luminex Corp.	72,330
608	[1]	MacroGenics, Inc.	13,297
745	[1]	Magellan Health, Inc.	54,757
533		McKesson Corp.	68,624
28,100		Medipal Holdings Corp.	566,153
1,361	[1]	Medpace Holdings, Inc.	81,374
5,065		Merck & Co., Inc.	347,408
1,578	[1]	Merit Medical Systems, Inc.	92,865
147	[1]	Natus Medical, Inc.	5,483
10,964	[1]	Neurocrine Biosciences, Inc.	1,348,024
2,438		Novartis AG	202,317
12,345		Novo Nordisk A/S	606,988
3,609	[1]	Odonate Therapeutics, Inc.	69,257
132	[1]	OraSure Technologies, Inc.	2,113
1,077		Orion Oyj	39,617
35	[1]	Orthofix Medical, Inc.	1,875
11,817		Pfizer, Inc.	490,642
1,767		Phibro Animal Health Corp.	83,402
201	[1]	Providence Service Corp.	13,495
1,707	[1]	Regeneron Pharmaceuticals, Inc.	694,322
1,190	[1]	Rhythm Pharmaceuticals, Inc.	37,485
279,000		Sino Biopharmaceutical Ltd.	353,754
126	[1]	Staar Surgical Co.	6,010
9,200		Suzuken Co. Ltd.	417,725
97	[1]	Tabula Rasa HealthCare, Inc.	8,504
11,187	[1]	Tesaro, Inc.	363,018
726	[1]	Tivity Health, Inc.	24,974
2,779		UCB SA	253,736
6,468		UnitedHealth Group, Inc.	1,736,399
3,808	[1]	Vertex Pharmaceuticals, Inc.	702,195
6,444		Vifor Pharma AG	1,186,435
483	[1]	Voyager Therapeutics, Inc.	10,500
454	[1]	Wellcare Health Plans, Inc.	137,367
1,259	[1]	William Demant Holding A/S	51,188
		TOTAL	25,537,175
		Industrials—8.1%
12,600		ABB Ltd.	296,651
32,033		ADT, Inc.	286,695
364	[1]	ASGN, Inc.	33,703
213		AZZ, Inc.	11,449
8,663		Adecco Group AG	530,112
1,530		Airbus Group SE	188,858
109,900		Airports of Thailand Public Co. Ltd.	224,293
14,849		Alfa Laval	398,790
13,673		Allison Transmission Holdings, Inc.	679,001
3,790		Ametek, Inc.	291,678
777		Andritz AG	46,018
423		Applied Industrial Technologies, Inc.	32,592

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
120		ArcBest Corp.	$5,772
16,360		Ashtead Group PLC	501,491
1,569	[1]	Atkore International Group, Inc.	42,959
40,910		BAE Systems PLC	321,656
2,515		BWX Technologies, Inc.	154,220
1,496	[1]	Blue Bird Corp.	34,333
3,093		Boeing Co.	1,060,250
12,396		Bouygues SA	547,574
526	[1]	Builders Firstsource, Inc.	8,216
8,131		Bunzl PLC	252,898
407	[1]	CBIZ, Inc.	9,727
785		CSX Corp.	58,216
661	[1]	Casella Waste Systems, Inc.	18,759
1,857		Caterpillar, Inc.	257,844
285,500		China Railway Construction Corp.	345,590
404,000		China Railway Group Ltd., Class H, 144A	348,601
289	[1]	Cimpress NV	40,460
146,000		Citic Pacific Ltd.	207,745
335		Comfort Systems USA, Inc.	19,229
2,429		Compagnie de Saint Gobain	104,653
1,896	[1]	Continental Building Product, Inc.	70,721
9,433		Crane Co.	861,044
619		Cummins, Inc.	87,774
3,589		DSV, De Sammensluttede Vognmad AS	336,169
383	[1]	DXP Enterprises, Inc.	17,576
19,600		Dai Nippon Printing Co. Ltd.	439,770
12,274		Deutsche Lufthansa AG	320,506
19,480		Deutsche Post AG	710,511
327	[1]	Enphase Energy, Inc.	1,599
596		EnPro Industries, Inc.	44,742
291	[1]	FTI Consulting, Inc.	22,180
534		Federal Signal Corp.	13,900
3,703		FedEx Corp.	903,347
5,654		Ferguson PLC	453,630
3,659		Finning International, Inc.	85,040
800	[1]	Foundation Building Materials, Inc.	11,048
5,103		Fraport AG	458,917
31,000		Fuji Electric Co.	249,352
71	[1]	GMS, Inc.	1,764
2,454		Genivar, Inc.	132,121
892		Global Brass & Copper Holdings, Inc.	34,387
1,656		Graco, Inc.	77,849
3,668		Grupo Aeroportuario del Sureste SAB de CV, Class B	68,784
555	[1]	Harsco Corp.	15,679
1,036		Hawaiian Holdings, Inc.	42,994
15,985		Heico Corp., Class A	1,190,883
78	[1]	Heritage-Crystal Clean, Inc.	1,817
1,532		Hillenbrand, Inc.	78,362
26,600		Hino Motors Ltd.	279,698

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
5,505		Hochtief AG	$893,959
500		Hoshizaki Electric Co. Ltd.	47,343
261		ICF International, Inc.	21,311
2,815	[1]	IHS Markit Ltd.	154,825
5,065		Illinois Tool Works, Inc.	703,427
9,032		Ingersoll-Rand PLC	914,851
1,012		Insperity, Inc.	121,288
11		Insteel Industries, Inc.	422
1,955		Interface, Inc.	46,040
30,999		International Consolidated Airlines Group SA	278,869
12,029		Intertek Group PLC	801,141
2,400		Ishikawajima-Harima Heavy Industries Co., Ltd.	83,784
3,300		Japan Airport Terminal Co. Ltd.	147,241
628		KBR, Inc.	13,175
5,000		Kajima Corp.	35,896
815		Kimball International, Inc., Class B	14,238
940		Korn/Ferry International	63,102
453		Kuehne + Nagel International AG	73,190
4,300		Kurita Water Industries Ltd.	127,539
1,222		LG Corp.	78,295
1,404		L3 Technologies, Inc.	300,063
23,848		Latam Airlines Group SA	222,346
204		MOOG, Inc., Class A	16,098
2,533	[1]	MRC Global, Inc.	52,205
321		MTU Aero Engines GmbH	70,406
689	[1]	MYR Group, Inc.	23,957
5,589		Manpower Group, Inc.	523,857
102,500		Marubeni Corp.	839,995
201	[1]	Masonite International Corp.	13,457
904	[1]	Mastec, Inc.	39,595
449		McGrath Rentcorp.	26,042
3,043	[1]	Meritor, Inc.	65,911
9,100		Misumi Corp.	234,321
17,300		Mitsubishi Electric Corp.	232,907
13,000		Mitsui & Co., Ltd.	216,496
371		Mobile Mini, Inc.	15,916
1,404		Mueller Industries, Inc.	44,886
4,099		Mueller Water Products, Inc.	47,425
228,000		NWS Holdings Ltd.	406,201
2,700		Nippon Express Co., Ltd.	168,708
5,082		Norfolk Southern Corp.	883,455
3,304		Parker-Hannifin Corp.	580,182
149	[1]	Patrick Industries, Inc.	9,536
222		Pentair PLC	9,653
671		Primoris Services Corp.	16,815
8,477		Randstand N.V.	531,618
20,600		Recruit Holdings Co. Ltd.	627,956
17,786		Rexel SA	279,844
2,292	[1]	Rexnord Corp.	66,537

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
4,463		Rockwell Automation, Inc.	$807,625
1,644		Roper Technologies, Inc.	490,520
3,411		Royal Mail PLC	19,824
95		Rush enterprises, Inc. Class A	4,081
86		SGS SA	226,333
4,706		SNC-Lavalin Group, Inc.	189,430
695	[1]	SPX Corp.	23,623
387	[1]	Saia, Inc.	30,670
30,786		Sandvik AB	540,362
13,200		Shimizu Corp.	115,360
1,335		SkyWest, Inc.	87,176
10,552		Smiths Group PLC	220,582
11,833		Southwest Airlines Co.	725,363
1,091		Spartan Motors, Inc.	15,765
202	[1]	Standard Plus Corp.	7,858
3,504		Stanley Black & Decker, Inc.	492,417
105,248		Sydney Airport	545,939
443		Systemax, Inc.	16,170
1,175	[1]	TPI Composites, Inc.	32,935
1,100		Taisei Corp.	49,170
13,600		Toyota Tsusho Corp.	463,170
6,587	[2]	Transurban Group	57,068
252	[1]	Trex Co., Inc.	21,344
2,088	[1]	TriMas Corp.	64,102
151	[1]	TrueBlue, Inc.	4,424
43		Unifirst Corp.	7,964
1,545		Union Pacific Corp.	232,708
50		Universal Forest Products, Inc.	1,873
172		VSE Corp.	6,636
333	[1]	Veritiv Corp.	15,901
502	[1]	Vicor Corp.	31,350
14,431		Volvo AB	249,173
52,268	[1]	Weg SA, Preference	245,614
282,000		Weichai Power Co. Ltd., Class H	299,691
14,700		Yamato Holdings Co. Ltd.	436,625
		TOTAL	32,337,367
		Information Technology—12.0%
2,445		ASML Holding NV	498,543
7,994		Accenture PLC	1,351,546
2,161	[1]	Adobe Systems, Inc.	569,445
835	[1]	Advanced Energy Industries, Inc.	49,749
511	[1]	Alarm.com Holdings, Inc.	28,764
5,972	[1]	Alibaba Group Holding Ltd.	1,045,160
743	[1]	Alphabet, Inc., Class A Shares	915,227
2,452	[1]	Alphabet, Inc., Class C Shares	2,987,002
3,500		Alps Electric Co.	105,089
11,008		Amadeus IT Group SA	1,021,086
3,955	[1]	Amkor Technology, Inc.	34,527
19,244		Apple, Inc.	4,380,512

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
3,603		Applied Materials, Inc.	$155,001
1,961		Auto Trader Group PLC	11,425
3,403	[1]	Autohome, Inc.	281,122
7,815		Automatic Data Processing, Inc.	1,146,851
500		Avnet, Inc.	24,200
209	[1]	Baidu, Inc., ADR	47,334
1,710		Benchmark Electronics, Inc.	44,204
173		Blackbaud, Inc.	18,091
600	[1]	Bottomline Technologies, Inc.	39,582
845		Brooks Automation, Inc.	33,301
19,700		Brother Industries Ltd.	403,277
15,999		CA, Inc.	700,756
121	[1]	CACI International, Inc., Class A	23,595
3,841		CDW Corp.	336,318
600	[1]	CGI Group, Inc., Class A	39,398
647		CSG Systems International, Inc.	24,165
604	[1]	Casa Systems, Inc.	8,873
289		Cass Information Systems, Inc.	20,672
4,334	[1]	Ceridian HCM Holding, Inc.	166,859
640	[1]	Ciena Corp.	20,211
267	[1]	Cirrus Logic, Inc.	11,735
43,718		Cisco Systems, Inc.	2,088,409
196		Constellation Software, Inc.	149,454
363	[1]	Control4 Corp.	11,765
2,371		Convergys Corp.	58,635
8,619	[1]	Dell Technologies, Inc.	828,889
96	[1]	Diodes, Inc.	3,640
3,690	[1]	DocuSign, Inc.	230,404
115		Ebix, Inc.	9,160
153		Electro Scientific Industries, Inc.	3,358
527		Entegris, Inc.	17,865
475	[1]	ePlus, Inc.	49,234
814	[1]	Etsy, Inc.	39,634
2,708		Evertec, Inc.	65,127
1,603	[1]	Extreme Networks, Inc.	10,051
9,700		FUJIFILM Holdings Corp.	409,901
149	[1]	Fabrinet	7,133
2,054	[1]	Facebook, Inc.	360,949
21,000		Fujitsu Ltd.	153,541
7,736	[1]	GDS Holdings Ltd., ADR	295,283
79		Hewlett Packard Enterprise Co.	1,306
2,900		Hitachi High-Technologies Corp.	113,565
82,000		Hitachi Ltd.	534,693
825	[1]	Insight Enterprises, Inc.	45,491
10,622		Intel Corp.	514,423
682		InterDigital, Inc.	56,333
6,680		Intuit, Inc.	1,466,060
122	[1]	Itron, Inc.	8,101
499		j2 Global, Inc.	41,202

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
7,800		Kakaku.com, Inc.	$143,755
1,279	[1]	Kemet Corp.	33,049
919	[1]	Kimball Electronics, Inc.	18,196
370		Lam Research Corp.	64,043
640,000		Lenovo Group Ltd.	417,959
134	[1]	Lumentum Holdings, Inc.	9,099
1,029		ManTech International Corp., Class A	68,243
29,173		Marvell Technology Group Ltd.	603,298
8,338		Mastercard, Inc. Class A	1,797,339
87		Maximus, Inc.	5,786
555		Methode Electronics, Inc., Class A	22,006
6,169	[1]	Micron Technology, Inc.	323,996
49,189		Microsoft Corp.	5,525,400
4,047	[1]	Momo, Inc., ADR	187,336
2,045		Monotype Imaging Holdings, Inc.	42,127
2,138		NIC, Inc.	35,918
5,000		Nanya Technology Corp.	11,342
6,193		Nvidia Corp.	1,738,251
483	[1]	Oclaro, Inc.	4,608
5,500		Omron Corp.	246,006
3,534		Oracle Corp.	171,682
5,400		Otsuka Corp.	195,423
3,475	[1]	PayPal Holdings, Inc.	320,847
238	[1]	Perficient, Inc.	6,838
418		Plantronics, Inc.	28,098
1,511		Progress Software Corp.	61,845
515		Qad, Inc.	31,235
140	[1]	Qualys, Inc.	12,747
573	[1]	Rapid7, Inc.	21,860
1,079		Samsung SDS Co. Ltd.	235,060
7,572		SK Hynix, Inc.	563,917
387	[1]	SMART Global Holdings, Inc.	12,767
32,780		STMicroelectronics N.V.	673,758
34,925		Samsung Electronics Co. Ltd.	1,520,115
965	[1]	Sanmina Corp.	29,722
616	[1]	ScanSource, Inc.	25,040
381		Science Applications International Corp.	34,374
1,779	[1]	Semtech Corp.	106,295
1,600		Shimadzu Corp.	47,448
5,480		Skyworks Solutions, Inc.	500,324
493	[1]	Sykes Enterprises, Inc.	14,908
90		Synnex Corp.	8,727
146,000		Synnex Technology International Corp.	195,338
6,241	[1]	Synopsys, Inc.	637,456
2,142	[1]	Syntel, Inc.	87,265
759	[1]	TEMENOS Group AG	137,177
315		TTEC Holdings, Inc.	8,253
97,000		Taiwan Semiconductor Manufacturing Co., Ltd.	813,333
1,139	[1]	Techtarget, Inc.	27,325

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
31,800		Tencent Holdings Ltd.	$1,380,181
1,940		Teradyne, Inc.	79,909
8,638		Texas Instruments, Inc.	970,911
3,297		TiVo Corp.	45,004
81	[1]	Tucows, Inc.	4,743
1,186	[1]	Ultra Clean Holdings, Inc.	18,098
92	[1]	Verint Systems, Inc.	4,467
4,957	[1]	Viavi Solutions, Inc.	55,518
3,021		Visa, Inc., Class A Shares	443,755
2,000		Walsin Technology Corp.	20,462
43,000		Win Semiconductors Corp.	232,422
525,000		Winbond Electronics Corp.	294,764
1,249		Wire Card AG	277,354
1,032	[1]	Xcerra Corp.	14,943
28,239		Xerox Corp.	786,739
11,981		Yageo Corp.	270,566
1,800		Yokogawa Electric Corp.	36,865
2,315	[1]	Zebra Technologies Co., Class A	397,578
167,974	[1]	Zynga, Inc.	698,772
		TOTAL	47,977,211
		Materials—3.8%
644	[1]	AdvanSix, Inc.	21,793
13,400		Air Water, Inc.	240,238
19,371		Alrosa AO	29,084
89,472		Alumina Ltd.	185,738
4,812		Amcor Ltd.	49,449
14,681		Anglo American PLC	293,892
13,500		Anhui Conch Cement Co. Ltd., Class H	82,066
18,970		ArcelorMittal	571,426
19,600		Asahi Kasei Corp.	287,189
5,207		Avery Dennison Corp.	547,672
5,906		BHP Billiton PLC	125,908
4,526	[1]	Berry Global Group, Inc.	216,026
1,639		Boise Cascade Co.	71,624
3,892		Cabot Corp.	252,669
893		Chemours Co./The	38,935
21,504		Cherepovets MK Severstal	344,369
96,000		China Molybdenum Co. Ltd.	39,458
326,000		China National Building Material Company Ltd.	305,504
222,000		China Resources Cement Holdings Ltd.	259,776
2,600		Commercial Metals Corp.	56,160
7,350		Covestro AG	626,561
10,110		Croda International PLC	669,291
1,394		EMS-Chemie Holdings Ag	881,195
453	[1]	Ferro Corp.	9,943
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
18,237		Fibria Celulose S.A.	354,523
84,464		Fortescue Metals Group Ltd.	233,776
3,248		Freeport-McMoRan, Inc.	45,634

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
187,214		Glencore PLC	$762,377
926		Greif, Inc., Class A	51,097
73,695		Incitec Pivot Ltd.	208,976
48		Innophos Holdings, Inc.	2,098
270,000		Jiangxi Copper Co. Ltd.	320,139
13,362		KGHM Polska Miedz SA	327,081
400		Kapstone Paper and Packaging Corp.	13,740
4,124		Koninklijke DSM NV	433,152
261	[1]	Koppers Holdings, Inc.	9,252
578		Kronos Worldwide, Inc.	11,635
940		Louisiana-Pacific Corp.	27,410
611		Materion Corp.	38,982
200,000	[1]	Minmetals Resources Ltd.	99,884
24,300		Mitsubishi Chemical Holdings Corp.	217,114
1,300		Mitsui Chemicals, Inc.	33,581
10,280		Mondi Ltd.	287,006
7,280		Mondi PLC	202,684
1,544		Myers Industries, Inc.	34,354
25,170		Newmont Mining Corp.	781,025
2,600		Nitto Denko Corp.	201,645
6,464		Novolipetsk Steel PJSC	15,769
9,363		Nucor Corp.	585,187
13,000		Oji Holdings Corp.	88,952
135,900		Petronas Chemicals Group	312,851
21,826		Rio Tinto PLC	1,034,506
785		Schnitzer Steel Industries, Inc., Class A	20,685
4,810		Sika AG - REG	714,297
17,413		Southern Copper Corp.	759,903
325		Stepan Co.	28,993
737		Trinseo SA	56,860
14,898		UPM - Kymmene Oyj	574,641
671		Umicore SA	37,447
1,254		Valhi, Inc.	4,138
356	[1]	Verso Corp.	11,175
1,494		Voest-alpine Stahl	67,015
1,427		West Fraser Timber Co. Ltd.	94,663
		TOTAL	15,310,213
		Real Estate—2.4%
6,000		Agile Group Holdings Ltd.	9,783
1,307		Alexander & Baldwin, Inc.	30,675
27,600		Ascendas Real Estate Investment Trust	55,104
16,214		Brixmor Property Group, Inc.	295,419
17,500		CK Asset Holdings Ltd.	124,633
18,800		Capitacommercial Trust	24,246
49,800		CapitaLand Mall Trust	77,696
519		CatchMark Timber Trust, Inc.	6,508
120		Chesapeake Lodging Trust	3,949
3,191		CorePoint Lodging, Inc. - REIT	66,532
227,000		Country Garden Holdings Co.	337,075

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
1,700		Daito Trust Construction Co. Ltd.	$254,334
56,743		Dexus Property Group	437,125
1,909		DiamondRock Hospitality Co.	22,832
17,752		Duke Realty Corp.	505,755
108		Education Realty Trust, Inc.	4,469
134,000		Evergrande Real Estate Group Limited	481,546
144		First Industrial Realty Trust	4,674
6,619		Forest City Realty Trust, Inc.- Class A	166,468
528		Four Corners Property Trust, Inc.	14,224
270,000		Future Land Development Holdings Ltd.	208,270
108,985		GPT Group/The - REIT	406,473
6,445		Gaming and Leisure Properties, Inc.	230,667
808		Geo Group, Inc.	20,499
5,453		Government Properties Income Trust	92,210
1,907		InfraREIT, Inc.	39,837
6,719		Investors Real Estate Trust	36,619
174,000		Jiayuan International Group Ltd.	347,780
9,000		Kerry Properties Ltd.	34,129
1,880		Kite Realty Group Trust	32,862
1,648		LaSalle Hotel Properties	57,861
722		Liberty Property Trust	31,588
38,000		Link REIT	378,255
4,326		Mack-Cali Realty Corp.	94,480
290	[1]	Marcus & Millichap Co., Inc.	10,559
1,556		New Senior Investment Group, Inc.	9,865
2,347		Newmark Group, Inc.	30,159
201		NexPoint Residential Trust, Inc.	6,492
2,314		NorthStar Realty Europe Corp.	31,748
11,974		ProLogis, Inc.	804,413
1,129		RLJ Lodging Trust	24,736
238		RMR Group, Inc./The	22,479
16,829		Rayonier, Inc.	586,154
343		Rexford Industrial Realty, Inc.	11,148
228		Ryman Hospitality Properties, Inc.	20,231
4,700		SL Green Realty Corp.	490,680
141,395		Scentre Group	419,868
39,343		Segro PLC	335,961
38,905		Sprit Realty Capital, Inc.	325,635
131,730		Stockland	392,621
106,000		Sunac China Holdings Ltd	347,651
5,800		Suntec Real Estate Investment	7,904
578		Terreno Realty Corp.	22,201
305		Tier RIET, Inc	7,271
3,740		WP Carey, Inc.	249,009
16,621		Weyerhaeuser Co.	576,915
1,551		Xenia Hotels & Resorts, Inc.	37,627
		TOTAL	9,705,904
		Telecommunication Services—1.5%
31,727		AT&T, Inc.	1,013,360

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
2,000		China Mobile Ltd.	$18,817
271		Cogent Communications Holdings, Inc.	14,824
747		Frontier Communications Corp.	3,884
520,095		HKT Trust and HKT Ltd.	672,243
7,368		Hellenic Telecommuniations Organization	93,984
511	[1]	Intelsat S.A.	11,227
22,400		KDDI Corp.	592,912
22,900		NTT Docomo, Inc.	594,229
7,900		Nippon Telegraph and Telephone Corp.	351,738
48,000		PCCW Ltd.	25,510
12,039		Rogers Communications, Inc., Class B	623,814
188		Shenandoah Telecommunications Co.	7,172
41,987	[1]	Sprint Corp.	256,541
8,900	[1]	T-Mobile USA, Inc.	587,756
522		Telenor ASA	9,840
2,956		Telephone and Data System, Inc.	88,798
165,092		Telstra Corp. Ltd.	367,823
100,805		Tim Participacoes S.A.	304,165
847,800		True Corp. PCL	173,757
7,055		Verizon Communications	383,580
3,288	[1]	Vonage Holdings Corp.	46,624
		TOTAL	6,242,598
		Utilities—2.1%
784		American States Water Co.	47,377
3,906		Atmos Energy Corp.	360,250
59,296		AusNet Services	70,074
1,491		CEZ A.S.	37,790
68,000		CLP Holdings Ltd.	799,543
20,071		CenterPoint Energy, Inc.	557,773
229		Chesapeake Utilities Corp.	19,694
91,600		China Gas Holdings Ltd.	291,381
5,472		DTE Energy Co.	608,158
9,838		E.On SE	104,875
2,197		Endesa SA	49,218
37,003		Engie	543,105
267,000		HK Electric Investments Ltd.	270,147
103,400		Hong Kong and China Gas Co. Ltd.	212,747
2,911,633		INTER RAO UES PJSC	172,696
98,557		Iberdrola SA	734,493
760		Idacorp, Inc.	74,366
2,730		NRG Yield, Inc.	54,190
6		New Jersey Resources Corp.	274
8,874		NextEra Energy, Inc.	1,509,467
35		Northwestern Corp.	2,099
896		ONE Gas, Inc.	70,363
2,321		Orsted A/S	146,770
17,200		Osaka Gas Co.	321,129
483		Portland General Electric Co.	22,411
7,320		Severn Trent	190,081

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
111		South Jersey Industries, Inc.	$3,683
681		Southwest Gas Holdings, Inc.	52,655
5,400		Toho Gas Co. Ltd.	181,037
9,871		UGI Corp.	533,528
12,411		Uniper SE	379,025
		TOTAL	8,420,399
		TOTAL COMMON STOCKS (IDENTIFIED COST $215,026,488)	266,462,792
		ASSET-BACKED SECURITIES—0.2%
$150,000	[3]	American Express Credit Account Master Trust 2014-1, Class A, 2.433%, (1-month USLIBOR +0.370%), 12/15/2021	150,322
140,337	[3]	Chesapeake Funding II LLC 2016-2A, A2, 3.063%, (1-month USLIBOR +1.000%) 06/15/2028	140,830
265,000	[3]	Navistar Financial Dealer Note Master Trust 2016-1, A, 3.415%, (1-month USLIBOR +1.350%) 09/27/2021	265,165
171,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	168,968
160,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	159,617
67,465		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	67,289
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $953,762)	952,191
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.0%
146,819		Federal Home Loan Mortgage Corp., 2.263%, 04/25/2025 (IDENTIFIED COST $149,749)	142,325
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
250,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	242,534
255,000		Bank, Class A4, 3.488%, 11/15/2050	251,386
225,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	211,185
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 09/10/2058	203,644
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	446,349
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	289,579
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 04/15/2045	51,691
100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	100,706
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,883,845)	1,797,074
		CORPORATE BONDS—5.5%
		Basic Industry - Chemicals—0.0%
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	15,456
		Basic Industry - Metals & Mining—0.0%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	101,983
		Basic Industry - Paper—0.0%
150,000	[1,2,4]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 01/15/2026	179,090
90,000	[3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.049%, (3-month USLIBOR +1.735%) 02/15/2042	80,775
80,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	79,370
		TOTAL	339,235
		Capital Goods - Building Materials—0.1%
130,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	130,332
185,000		Masco Corp., Unsecd. Note, 4.450%, 04/01/2025	188,124
		TOTAL	318,456
		Capital Goods - Diversified Manufacturing—0.1%
30,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 03/15/2032	37,207

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$100,000	Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	$103,180
300,000	Valmont Industries, Inc., 5.250%, 10/01/2054	268,838
	TOTAL	409,225
	Communications - Cable & Satellite—0.1%
200,000	CCO Safari II LLC, 4.908%, 07/23/2025	204,221
20,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	20,599
	TOTAL	224,820
	Communications - Media & Entertainment—0.2%
310,000	British Sky Broadcasting Group PLC, Series 144A, 3.750%, 09/16/2024	310,432
20,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 03/11/2026	20,608
70,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	75,767
350,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	338,193
	TOTAL	745,000
	Communications - Telecom Wireless—0.2%
15,500,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.000%, 06/09/2019	793,163
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	172,646
	TOTAL	965,809
	Communications - Telecom Wirelines—0.2%
300,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	291,160
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	204,959
120,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.250%, 03/16/2037	127,228
	TOTAL	623,347
	Consumer Cyclical - Automotive—0.1%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 03/18/2021	269,608
70,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 04/01/2025	68,288
200,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	200,234
	TOTAL	538,130
	Consumer Cyclical - Retailers—0.2%
100,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	102,535
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	287,341
104,968	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 01/11/2027	107,866
200,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	183,908
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 06/15/2026	107,518
	TOTAL	789,168
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 06/06/2023	194,077
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	127,394
	TOTAL	321,471
	Consumer Non-Cyclical - Food/Beverage—0.3%
300,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	277,998
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	197,005
270,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	261,061
250,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	246,424
100,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 08/15/2027	96,012
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	122,888
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	74,102
	TOTAL	1,275,490

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
$90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 03/01/2026	$89,180
		Consumer Non-Cyclical - Products—0.1%
270,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	259,785
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	25,394
200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 08/15/2045	218,770
		TOTAL	244,164
		Energy - Independent—0.2%
375,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	372,946
225,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	221,431
		TOTAL	594,377
		Energy - Integrated—0.2%
135,000		BP Capital Markets PLC, 3.119%, 05/04/2026	130,158
155,000		Husky Energy, Inc., 4.000%, 04/15/2024	155,338
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	101,153
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	42,441
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	91,815
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	147,375
		TOTAL	668,280
		Energy - Midstream—0.2%
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 03/15/2025	318,900
230,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 02/15/2027	230,497
100,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	98,502
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	78,403
55,000		ONEOK, Inc., Sr Unsecured Note, 4.950%, 07/13/2047	55,105
100,000		Williams Partners LP, 4.900%, 01/15/2045	97,719
		TOTAL	879,126
		Energy - Oil Field Services—0.0%
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	100,856
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	70,750
		TOTAL	171,606
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 09/15/2044	243,540
		Financial Institution - Banking—0.6%
250,000	[3]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.987%, (3-month USLIBOR +0.650%) 10/01/2021	251,504
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 04/01/2044	105,607
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	296,816
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	295,683
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	242,660
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,348
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	57,957
100,000		J.P. Morgan Chase & Co., Series S, 6.750%, 08/01/2067	110,195
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	49,215
400,000		Morgan Stanley, 4.300%, 01/27/2045	386,071
300,000	[3]	Morgan Stanley, Sr. Unsecd. Note, 3.477%, (3-month USLIBOR +1.140%) 01/27/2020	303,697
92,930	[2]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	56,822
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	79,734
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	228,046

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$50,000	[3]	Wells Fargo & Co., Sr. Unsecd. Note, 3.572%, (3-month USLIBOR +1.230%) 10/31/2023	$51,101
		TOTAL	2,520,456
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 01/15/2026	140,148
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	99,452
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	239,673
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	69,812
		TOTAL	549,085
		Financial Institution - Finance Companies—0.1%
210,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 02/01/2022	210,010
325,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	313,246
		TOTAL	523,256
		Financial Institution - Insurance - Life—0.2%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	34,042
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 01/15/2035	363,907
325,000		Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	315,984
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2039	15,425
100,000		Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	98,550
		TOTAL	827,908
		Financial Institution - Insurance - P&C—0.1%
300,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 6.500%, 03/15/2035	360,488
30,000		Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	47,745
		TOTAL	408,233
		Financial Institution - REIT - Apartment—0.2%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	189,848
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	297,287
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	130,128
		TOTAL	617,263
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	100,423
		Financial Institution - REIT - Office—0.1%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2028	97,189
300,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 07/30/2029	302,036
		TOTAL	399,225
		Financial Institution - REIT - Other—0.0%
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	162,534
		Financial Institution - REIT - Retail—0.0%
30,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	29,638
		Foreign-Local-Government—0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	61,059
		Municipal Services—0.1%
135,797		Army Hawaii Family Housing, Series 144A, 5.524%, 06/15/2050	152,150
100,000		Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	114,032
		TOTAL	266,182
		Sovereign—0.1%
30,000,000		KfW, 2.050%, 02/16/2026	311,105
		Technology—0.4%
300,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	296,071

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Technology—continued
$320,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.020%, 06/15/2026	$339,513
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	120,760
28,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	28,082
150,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	151,089
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	305,820
380,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 04/15/2025	374,577
70,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	72,479
	TOTAL	1,688,391
	Transportation - Services—0.2%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	62,160
100,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	99,532
335,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	332,832
100,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	99,956
140,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	137,069
	TOTAL	731,549
	Utility - Electric—0.6%
130,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 02/15/2026	126,784
120,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	109,328
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 06/15/2046	190,585
270,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	260,743
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	289,462
300,000	National Rural Utilities Cooperative Finance Corp., 2.000%, 01/27/2020	296,573
140,000	National Rural Utilities, Sr. Sub. Note, 5.250%, 04/20/2046	143,951
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	199,073
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 03/30/2048	185,173
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	387,932
40,000	Progress Energy, Inc., 7.050%, 03/15/2019	40,915
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	127,767
	TOTAL	2,358,286
	Utility - Natural Gas—0.1%
200,000	Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	197,388
300,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	294,860
	TOTAL	492,248
	TOTAL CORPORATE BONDS (IDENTIFIED COST $22,248,761)	21,864,489
	MORTGAGE-BACKED SECURITIES—0.0%
1,705	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 03/01/2028	1,896
1,115	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/01/2029	1,265
790	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/01/2028	865
1,266	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/01/2028	1,396
912	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 05/01/2029	1,008
1,781	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 02/01/2033	1,977
357	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 01/01/2019	358
20	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 09/01/2018	20
2,445	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 08/01/2032	2,719
1,701	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 05/01/2028	1,866
6,930	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 02/01/2029	7,520
4,194	Federal National Mortgage Association Pool 254905, 6.000%, 10/01/2033	4,632
6,264	Federal National Mortgage Association Pool 255075, 5.500%, 02/01/2024	6,716

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$505	Federal National Mortgage Association Pool 255079, 5.000%, 02/01/2019	$505
520	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 02/01/2025	584
293	Federal National Mortgage Association Pool 323159, 7.500%, 04/01/2028	327
2,862	Federal National Mortgage Association Pool 323640, 7.500%, 04/01/2029	3,189
141	Federal National Mortgage Association Pool 428865, 7.000%, 06/01/2028	142
6,349	Federal National Mortgage Association Pool 545993, 6.000%, 11/01/2032	7,014
2,644	Federal National Mortgage Association Pool 555272, 6.000%, 03/01/2033	2,918
1,787	Federal National Mortgage Association Pool 713974, 5.500%, 07/01/2033	1,944
4,781	Federal National Mortgage Association Pool 721502, 5.000%, 07/01/2033	5,082
6,265	Government National Mortgage Association Pool 2796, 7.000%, 08/20/2029	7,030
3,565	Government National Mortgage Association Pool 3040, 7.000%, 02/20/2031	4,036
8,771	Government National Mortgage Association Pool 3188, 6.500%, 01/20/2032	9,829
12,233	Government National Mortgage Association Pool 3239, 6.500%, 05/20/2032	13,749
346	Government National Mortgage Association Pool 352214, 7.000%, 04/15/2023	369
1,943	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,196
1,129	Government National Mortgage Association Pool 462556, 6.500%, 02/15/2028	1,230
320	Government National Mortgage Association Pool 462739, 7.500%, 05/15/2028	362
176	Government National Mortgage Association Pool 464835, 6.500%, 09/15/2028	195
2,840	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	3,166
2,898	Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	3,197
309	Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	335
3,169	Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	3,497
2,754	Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 06/15/2027	3,028
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $96,844)	106,162
	FOREIGN GOVERNMENTS/AGENCIES—6.5%
	Sovereign—6.5%
850,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	622,466
390,000	Belgium, Government of, Series 68, 2.250%, 06/22/2023	504,583
680,000	Belgium, Government of, Series 74, 0.800%, 06/22/2025	817,701
200,000	Canada, Government of, Bond, 3.250%, 06/01/2021	157,983
480,000	Canada, Government of, Series WL43, 5.750%, 06/01/2029	490,902
936,000	France, Government of, 0.500%, 05/25/2025	1,109,264
620,000	France, Government of, 3.250%, 10/25/2021	802,340
350,000	France, Government of, Bond, 4.500%, 04/25/2041	656,797
250,000	France, Government of, Unsecd. Note, 1.250%, 05/25/2036	292,094
300,000	Germany, Government of, Bond, Series 03, 4.750%, 07/04/2034	564,886
100,000	Germany, Government of, Bond, Series 08, 4.750%, 07/04/2040	208,061
540,000	Germany, Government of, Unsecd. Note, 1.000%, 08/15/2025	671,769
200,000	Italy, Government of, 2.500%, 05/01/2019	234,834
1,000,000	Italy, Government of, 3.750%, 05/01/2021	1,209,876
220,000	Italy, Government of, 4.250%, 03/01/2020	266,034
680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	714,633
600,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 09/01/2028	780,020
500,000	Italy, Government of, Unsecd. Note, 1.600%, 06/01/2026	522,452
58,000	Italy, Government of, Unsecd. Note, 3.250%, 09/01/2046	62,107
134,000,000	Japan (20 Year Issue), Series 43, 2.900%, 09/20/2019	1,244,026
100,000,000	Japan, Government of, Series 313, 1.300%, 03/20/2021	932,085
60,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	595,847
142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,552,019

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 06/20/2035	$1,580,397
50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 06/20/2028	449,883
110,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 09/20/2044	1,206,783
30,000	Mexico, Government of, Series MTNA, 6.750%, 09/27/2034	35,700
350,000	Netherlands, Government of, 1.750%, 07/15/2023	445,179
250,000	Netherlands, Government, Unsecd. Note, 2.500%, 01/15/2033	360,983
2,700,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 07/25/2026	698,837
255,000	Queensland Treasury Corp., Sr. Unsecd. Note, 4.000%, 06/21/2019	186,215
535,000	Spain, Government of, 2.750%, 04/30/2019	633,937
690,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 07/30/2030	822,951
880,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	1,145,185
400,000	Spain, Government of, Sr. Unsub., 4.000%, 04/30/2020	497,423
270,000	United Kingdom, Government of, 2.750%, 09/07/2024	383,460
530,000	United Kingdom, Government of, 3.250%, 01/22/2044	889,483
550,000	United Kingdom, Government of, 4.250%, 12/07/2027	896,935
150,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 07/22/2047	182,418
430,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 06/07/2032	741,328
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $25,615,560)	26,169,876
	U.S. TREASURY—3.2%
223,026	U.S. Treasury Inflation-Protected Bond, 0.750%, 02/15/2042	215,351
318,948	U.S. Treasury Inflation-Protected Note, 0.125%, 04/15/2021	312,979
25,903	U.S. Treasury Inflation-Protected Note, 0.125%, 04/15/2022	25,273
5,150	U.S. Treasury Inflation-Protected Note, 0.375%, 07/15/2027	4,983
102,153	U.S. Treasury Inflation-Protected Note, 0.500%, 01/15/2028	99,278
1,765,108	U.S. Treasury Inflation-Protected Note, 0.625%, 04/15/2023	1,754,230
75,000	United States Treasury Bond, 2.500%, 02/15/2045	67,807
81,000	United States Treasury Bond, 2.500%, 05/15/2046	72,991
275,000	United States Treasury Bond, 2.750%, 08/15/2047	260,296
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,986
175,000	United States Treasury Bond, 3.000%, 02/15/2048	174,108
950,000	United States Treasury Bond, 3.000%, 08/15/2048	945,324
100,000	United States Treasury Bond, 3.125%, 05/15/2048	101,996
100,000	United States Treasury Bond, 4.375%, 02/15/2038	121,177
825,000	United States Treasury Note, 1.500%, 04/15/2020	810,710
645,000	United States Treasury Note, 2.250%, 11/15/2027	612,992
100,000	United States Treasury Note, 2.500%, 05/31/2020	99,787
3,425,000	United States Treasury Note, 2.500%, 06/30/2020	3,417,006
30,000	United States Treasury Note, 2.500%, 01/31/2025	29,486
285,000	United States Treasury Note, 2.625%, 07/31/2020	284,924
300,000	United States Treasury Note, 2.625%, 06/30/2023	298,469
400,000	United States Treasury Note, 2.750%, 04/30/2023	400,193
250,000	United States Treasury Note, 2.750%, 02/15/2028	247,501
1,150,000	United States Treasury Note, 2.875%, 05/31/2025	1,154,897
1,100,000	United States Treasury Note, 2.875%, 08/15/2028	1,100,945
	TOTAL U.S. TREASURY (IDENTIFIED COST $12,675,302)	12,615,689

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	EXCHANGE-TRADED FUND—0.7%
75,036	iShares MSCI India Index Fund (IDENTIFIED COST $2,537,982)	$2,677,285
	PURCHASED CALL OPTION—0.0%
900,000	JPM USD CALL/MXN Put, Notional Amount $900,000, Exercise Price $18.94, Expiration Date 10/31/2018 (IDENTIFIED COST $22,860)	28,445
	INVESTMENT COMPANIES—14.5%
3,491,483	Emerging Markets Core Fund	32,593,010
247,057	Federated Bank Loan Core Fund	2,482,925
1,525,829	Federated Mortgage Core Portfolio	14,586,927
515,560	Federated Project and Trade Finance Core Fund	4,681,282
585,126	High Yield Bond Portfolio	3,657,035
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $59,310,159)	58,001,179
	TOTAL INVESTMENT IN SECURITIES—97.6% (IDENTIFIED COST $340,521,312)	390,817,507
	OTHER ASSETS AND LIABILITIES - NET—2.4%[5]	9,609,284
	TOTAL NET ASSETS-100%	$400,426,791
At August 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Canada 10-Year Bond Short Futures	89	$9,192,575	December 2018	$(13,062)
[1]Euro Bund Short Futures	181	$33,779,193	December 2018	$(48,597)
1KOSPI2 Index Short Futures	81	$5,449,299	September 2018	$(26,527)
1MSCI Singapore IX ETS Short Futures	450	$11,907,763	September 2018	$36,274
1S&P/TSX 60 IX Short Futures	30	$4,437,241	September 2018	$24,226
1S&P 500 E-Mini Short Futures	42	$6,094,410	September 2018	$(122,935)
1SPI 200 Short Futures	135	$15,295,317	September 2018	$(27,439)
[1]Swiss Market Index Short Futures	399	$36,859,902	September 2018	$(18,313)
[1]United States Treasury Notes 10-Year Short Futures	88	$10,583,375	December 2018	$5,878
[1]United States Treasury Notes 10-Year Ultra Short Futures	6	$768,281	December 2018	$1,580
[1]Amsterdam Index Long Futures	52	$6,738,478	September 2018	$23,138
[1]Australia 10-Year Bond Long Futures	61	$5,726,853	September 2018	$2,054
1CAC 40 10-Year Euro Long Futures	119	$7,466,576	September 2018	$(32,106)
1DAX Index Long Futures	1	$358,367	September 2018	$(3,079)
[1]Euro BTP Long Futures	48	$6,729,378	December 2018	$(20,404)
1FTSE 100 Index Long Futures	84	$8,084,871	September 2018	$(154,882)
1FTSE JSE Top 40 Long Futures	403	$14,316,304	September 2018	$199,140
1FTSE/MIB Index Long Futures	38	$4,464,883	September 2018	$(103,229)
[1]Hang Seng Index Long Futures	18	$3,183,755	September 2018	$33,741
1IBEX 35 Index Long Futures	39	$4,249,062	September 2018	$(11,494)
[1]Japan 10-Year Bond Long Futures	12	$16,241,202	September 2018	$(18,839)
[1]Long GILT Long Futures	135	$21,410,291	December 2018	$4,746
1MSCI Taiwan Index Long Futures	159	$6,558,750	September 2018	$140,025

Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1TOPIX Index Long Futures	158	$24,650,617	September 2018	$189,942
[1]United States Treasury Long Bond Long Futures	6	$865,313	December 2018	$(3,810)
[1]United States Treasury Notes 2-Year Long Futures	18	$3,804,469	December 2018	$814
[1]United States Treasury Notes 5-Year Long Futures	35	$3,968,945	December 2018	$(2,266)
[1]United States Treasury Ultra Bond Long Futures	7	$1,115,188	December 2018	$(7,016)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$47,560
The average notional value of long and short futures contracts held by the Fund throughout the period was $145,595,760 and $148,680,569, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/7/2018	State Street Bank & Trust Co.	11,076,000 GBP	$14,246,226	$114,301
9/7/2018	Barclays Bank PLC Wholesale	18,730,000 NZD	$12,508,269	$(116,498)
9/7/2018	Goldman Sachs	4,965,000 SEK	$544,756	$(1,766)
9/20/2018	Citibank N.A.	100,725,000 KRW	$90,519	$(5)
9/20/2018	Citibank N.A.	1,385,329,000 KRW	$1,219,673	$25,211
9/20/2018	Citibank N.A.	7,174,736,000 KRW	$6,396,249	$51,113
9/20/2018	Citibank N.A.	10,342,251,000 KRW	$9,272,401	$21,353
9/20/2018	Citibank N.A.	12,515,089,000 KRW	$11,244,161	$2,148
9/20/2018	Citibank N.A.	13,582,366,000 KRW	$12,001,843	$203,543
9/20/2018	Credit Agricole CIB	15,431,130,000 KRW	$13,818,757	$47,965
9/24/2018	Bank of America N.A.	108,090 AUD	$79,000	$(1,296)
9/24/2018	Bank of America N.A.	122,809 CAD	$94,000	$142
9/24/2018	Morgan Stanley	4,239,312 MXN	$220,000	$1,212
9/24/2018	Bank of America N.A.	2,156,787 NOK	$255,000	$2,380
9/24/2018	Bank of America N.A.	116,344 NZD	$77,000	$(27)
9/24/2018	Bank of America N.A.	2,180,333 SEK	$238,000	$762
10/2/2018	Bank of America N.A.	1,189,000 BRL	$313,803	$(22,773)
10/2/2018	Bank of America N.A.	2,400,000 BRL	$619,115	$(31,670)
11/2/2018	Citibank N.A.	1,600,000 CAD	135,362,560 JPY	$4,119
11/2/2018	Morgan Stanley	1,000,000 EUR	9,674,900 NOK	$9,618
11/2/2018	Citibank N.A.	1,300,000 EUR	$1,528,442	$(12,707)
11/2/2018	State Street Bank & Trust Co.	1,600,000 EUR	$1,872,927	$(7,407)
11/2/2018	State Street Bank & Trust Co.	960,000 GBP	$1,267,607	$(19,929)
11/2/2018	JPMorgan Chase	52,454,668 JPY	700,000 NZD	$10,908
11/2/2018	JPMorgan Chase	110,472,380 JPY	$1,000,000	$(1,606)
11/2/2018	State Street Bank & Trust Co.	363,653,928 JPY	$3,300,000	$(13,478)
11/2/2018	Barclays Bank PLC Wholesale	9,951,942 NOK	4,400,000 PLN	$1,017
11/2/2018	State Street Bank & Trust Co.	14,675,206 NOK	$1,800,000	$(46,038)
11/2/2018	Credit Agricole CIB	4,987,230 SEK	$570,000	$(22,131)
11/2/2018	JPMorgan Chase	10,931,984 SEK	$1,200,000	$926
11/5/2018	Credit Agricole CIB	59,305,144 JPY	10,300,000 MXN	$2,092
11/5/2018	Bank of America N.A.	198,923,800 JPY	34,000,000 MXN	$35,464
11/5/2018	State Street Bank & Trust Co.	5,017,311 MXN	$260,000	$119
11/5/2018	BNP Paribas SA	5,038,434 MXN	$260,000	$1,214
11/5/2018	JPMorgan Chase	9,616,998 MXN	$500,000	$(1,414)
11/5/2018	Citibank N.A.	9,632,880 MXN	$500,000	$(591)

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
9/7/2018	Citibank N.A.	154,000 AUD	$112,712	$2,002
9/7/2018	JPMorgan Chase	10,433,000 CAD	$8,005,205	$10,175
9/7/2018	Bank of New York Mellon	4,699,000 CHF	$4,786,507	$(62,358)
9/7/2018	JPMorgan Chase	24,528,000 EUR	$28,517,712	$42,845
9/7/2018	JPMorgan Chase	3,348,718,000 JPY	$30,172,493	$29,994
9/20/2018	Citibank N.A.	7,526,512,000 KRW	$6,683,460	$(80,014)
9/20/2018	Citibank N.A.	11,040,000,000 KRW	$10,003,534	$82,769
9/20/2018	Citibank N.A.	19,060,686,000 KRW	$17,031,243	$(97,071)
9/20/2018	Citibank N.A.	22,342,274,000 KRW	$19,848,331	$(228,884)
9/25/2018	Barclays Bank PLC Wholesale	27,618,750 JPY	$250,000	$1,086
10/2/2018	Bank of America N.A.	1,189,000 BRL	$318,767	$27,737
10/2/2018	Bank of America N.A.	2,400,000 BRL	$578,119	$(9,327)
11/2/2018	Credit Agricole CIB	1,600,000 CAD	135,859,360 JPY	$370
11/2/2018	JPMorgan Chase	1,600,000 CAD	11,196,548 SEK	$2,532
11/2/2018	State Street Bank & Trust Co.	1,000,000 EUR	9,616,897 NOK	$(16,551)
11/2/2018	Citibank N.A.	1,600,000 EUR	$1,869,724	$4,205
11/2/2018	Citibank N.A.	52,619,840 JPY	700,000 NZD	$(12,401)
11/2/2018	JPMorgan Chase	65,913,474 JPY	$600,000	$4,307
11/2/2018	Citibank N.A.	132,067,488 JPY	$1,200,000	$6,440
11/2/2018	Goldman Sachs	2,201,226 PLN	$600,000	$5,456
11/2/2018	Barclays Bank PLC Wholesale	10,883,550 SEK	$1,200,000	$4,395
11/5/2018	Citibank N.A.	58,993,137 JPY	10,300,000 MXN	$728
11/5/2018	Bank of America N.A.	199,466,100 JPY	34,000,000 MXN	$(40,367)
11/5/2018	Citibank N.A.	3,252,701 MXN	$170,000	$1,366
11/5/2018	Citibank N.A.	6,493,879 MXN	$340,000	$3,330
11/5/2018	Credit Agricole CIB	9,555,939 MXN	$500,000	$4,580
11/5/2018	Citibank N.A.	9,597,735 MXN	$500,000	$2,412
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(73,973)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,899,820 and $1,817,289, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended August 31, 2018, were as follows:
	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Financials:
Hamilton Lane, Inc.	—	338	(43)	295	$14,390	$3,591	$33	$147
Health Care:
Corcept Therapeutics, Inc.	493	1,952	(1,466)	979	$14,705	$(1,422)	$4,743	$—
Dyax Corp.	1,200			1,200	$4,800	$1,920	$—	$—
TOTAL OF AFFILIATED TRANSACTIONS	1,693	2,290	(1,509)	2,474	$33,895	$4,089	$4,776	$147

[PAGE INTENTIONALLY LEFT BLANK]

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2018, were as follows:
	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	3,335,878	1,106,371	(950,766)
Federated Bank Loan Core Fund	275,758	39,362	(68,063)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	—	102,392,440	(102,392,440)
Federated Mortgage Core Portfolio	1,488,261	524,257	(486,689)
Federated Project and Trade Finance Core Fund	498,315	17,245	—
High Yield Bond Portfolio	761,390	115,913	(292,177)
TOTAL OF AFFILIATED TRANSACTIONS	6,359,602	104,195,588	(104,190,135)

Balance of Shares Held 8/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income	Gain Distribution Received
3,491,483	$32,593,010	$(1,669,758)	$(499,149)	$1,206,961	$39,082
247,057	$2,482,925	$(6,967)	$3,459	$94,390	$—
—	—	$—	$481	$39,081	$—
1,525,829	$14,586,927	$(192,812)	$(67,387)	$283,084	$—
515,560	$4,681,282	$(9,843)	$—	$156,460	$—
585,126	$3,657,035	$(228,450)	$148,992	$163,657	$—
6,365,055	$58,001,179	$(2,107,830)	$(413,604)	$1,943,633	$39,082
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Issuer in default.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$133,636,865	$—	$0	$133,636,865
International	17,741,235	115,027,624	57,068	132,825,927
Debt Securities:
Asset-Backed Securities	—	952,191	—	952,191
Commercial Mortgage-Backed Securities	—	142,325	—	142,325
Collateralized Mortgage Obligations	—	1,797,074	—	1,797,074
Corporate Bonds	—	21,807,667	56,822	21,864,489
Mortgage-Backed Securities	—	106,162	—	106,162
Foreign Governments/Agencies	—	26,169,876	—	26,169,876
U.S. Treasury	—	12,615,689	—	12,615,689
Exchange-Traded Fund	2,677,285	—	—	2,677,285
Purchased Call Options	—	28,445	—	28,445
Investment Companies[1]	—	—	—	58,001,179
TOTAL SECURITIES	$154,055,385	$178,647,053	$113,890	$390,817,507
Other Financial Instruments
Assets
Foreign-Exchange Contracts	$—	$772,336		$772,336
Futures	661,558	—	—	661,558
Liabilities
Foreign-Exchange Contracts		(846,309)		(846,309)
Futures	(613,998)	—	—	(613,998)
TOTAL OTHER FINANCIAL INSTRUMENTS	$47,560	$(73,973)	$—	$(26,413)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $58,001,179 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CVR	—Contingent Value Right
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
SEK	—Swedish Krona
USD	—United States Dollar

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018